Business Combinations - Assets and liabilities recognized in conjunction with the acquisition (Details) kr in Thousands	Dec. 31, 2021 SEK (kr)
Assets and liabilities recognized in conjunction with the acquisition
Non-current assets	kr 2,438
Other current assets	10,022
Cash	32,265
Pension liabilities	(9,410)
Deferred tax liabilities	(38,712)
Other non-current liabilities	(643)
Other current liabilities	(20,677)
Acquired identified assets	352,300
Non-controlling interests	(136,084)
Goodwill	39,265
Acquired net assets	255,481
Preliminary
Assets and liabilities recognized in conjunction with the acquisition
Non-current assets	2,438
Other current assets	10,022
Cash	32,265
Pension liabilities	(9,410)
Deferred tax liabilities	(82,683)
Other non-current liabilities	(643)
Other current liabilities	(20,677)
Acquired identified assets	342,726
Non-controlling interests	(136,084)
Goodwill	48,839
Acquired net assets	255,481
Adjustments
Assets and liabilities recognized in conjunction with the acquisition
Deferred tax liabilities	43,971
Acquired identified assets	9,574
Goodwill	(9,574)
NOX platform
Assets and liabilities recognized in conjunction with the acquisition
Intangible assets	348,124
NOX platform | Preliminary
Assets and liabilities recognized in conjunction with the acquisition
Intangible assets	382,521
NOX platform | Adjustments
Assets and liabilities recognized in conjunction with the acquisition
Intangible assets	(34,349)
Other licenses
Assets and liabilities recognized in conjunction with the acquisition
Intangible assets	28,893
Other licenses | Preliminary
Assets and liabilities recognized in conjunction with the acquisition
Intangible assets	kr 28,893